June 18, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	American Municipal Income Portfolio Inc. (the “Registrant”);
File No. 811-07678

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Preliminary Proxy Statement on Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement is directed to holders of Variable Rate MuniFund Term Preferred Shares (“VMTP Shares”) of the Registrant in connection with the Registrant’s annual and special shareholder meetings. At the special meeting, the Registrant’s common shareholders and holders of VMTP Shares will be asked to consider a merger of the Registrant into Nuveen Investment Quality Municipal Fund, Inc. (the “Acquiring Fund”). For the staff’s reference, please note that a Joint Proxy/Registration Statement on Form N-14 8C (the “Registration Statement”), relating to the proposals in connection with the merger and the issuance of common shares in connection with the merger, was filed on May 20, 2014 by the Acquiring Fund (File Nos. 333-196106, 811-06091). The Proxy Statement is the form previously reviewed by the staff with respect to other Nuveen fund reorganizations and is substantially the same as the Registration Statement except as necessary to modify the Proxy Statement to address the issuance of VMTP Shares rather than publicly offered common shares.

In addition, as we have discussed with you, on April 30, 2014, Nuveen Investments, Inc. (“Nuveen”), the parent company of the current sub-adviser to the Registrant, has announced its intent to be acquired by TIAA-CREF (the “Transaction”). The Proxy Statement incorporates shareholder proposals relating to the Transaction and also includes proposals regarding the annual election of members of the Board. These proposals are identical to the proposals contained in the Registration Statement.

June 18, 2014

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (202) 312-3345 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Linda M. French